Prepayment for an Acquisition	12 Months Ended
May 31, 2012
Prepayment for an Acquisition
12.	PREPAYMENT FOR AN ACQUISITION

In April 2012, we signed an agreement with a third party to acquire a 100% equity interest in China Management Software Institute, a software teaching school, for US$18,000. A deposit of US$3,279 has been paid as of May 31, 2012. The consummation of the acquisition was subject to the regulatory approval of the transfer of the teaching permit and business license, which was received in September 2012, at which time the acquisition was closed.